CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Series S1 Convertible Preferred stock, Par value	$ 0
Series S1 Convertible Preferred stock, Shares authorized	70,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Common shares, par value	$ 0	$ 0
Common shares, unlimited shares authorized	Unlimited	Unlimited
Common shares, shares issued	7,195,529	4,828,846
Common shares, shares outstanding	7,195,529	4,828,846